NATURE OF THE ORGANIZATION AND BUSINESS - Amounts and balances of BaiJiaYun VIE and its subsidiaries included in the Company's consolidated financial statements after the elimination of intercompany balances and transactions (Details)
	12 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2021 CNY (¥)
Current assets
Cash and cash equivalents	$ 16,603,102	$ 48,295,085	$ 831,397
Restricted cash	8,376,345	8,865,156	184,232
Short-term investments	7,854,809	7,787,897
Notes receivable	107,662
Accounts receivable, net	22,522,334	9,056,775
Accounts receivable - related party	95,549
Prepayments	4,008,193	967,366
Prepayments - related party	313,678	328,755
Inventories	1,831,918	568,641
Deferred contract costs	10,023,720	2,611,048
Due from related parties	89,578	563,797
Prepaid expenses and other current assets, net	3,105,435	2,094,712
Total current assets	74,932,323	81,139,232
Property and equipment, net	585,193	366,775
Intangible assets, net	3,345,419	553,924
Operating lease right of use assets	1,327,575	1,257,911
Deferred tax assets	2,193,792	176,437
Long-term deposits		243,400
Long-term investments	25,012,046	794,752
Goodwill	1,144,824
Other non-current assets	366,441	348,481
Total non-current assets	33,975,290	3,741,680
Total Assets	108,907,613	84,880,912
Current liabilities
Deposit payable		11,616,021		¥ 75,000,000
Short-term borrowing	149,296
Accounts and notes payable	23,280,345	8,356,031
Advance from customers	5,905,599	5,379,558
Advance from customers - related parties	268,905	1,706,224
Income tax payable	416,768	21,478
Deferred revenue	1,001,372	250,881
Deferred revenue - related party	63,911	180,779
Due to related parties	12,992,961	488,279
Operating lease liabilities, current	625,048	574,825
Accrued expenses and other liabilities	4,599,018	4,852,226
Total current liabilities	49,303,223	33,426,302
Deferred tax liabilities	209,612
Operating lease liabilities, noncurrent	551,221	628,046
Total Liabilities	50,064,056	34,054,348
Revenues	68,600,378	41,449,420	23,369,292
Cost of revenues	(50,168,530)	(22,921,696)	(10,054,871)
Total operating expenses	35,208,129	16,091,086	10,689,781
Net loss	(12,814,988)	3,457,208	3,873,503
Net cash used in operating activities	(17,822,222)	4,830,040	4,326,097
Net cash used in investing activities	(27,517,136)	9,826,755	(7,752,684)
Net cash used in financing activities	$ 13,119,787	$ 39,335,668	$ 470,325
Variable Interest Entity, Liability, Recourse Status [Extensible Enumeration]	us-gaap:NonrecourseMember
BaiJiaYun VIE and its subsidiaries
Current assets
Cash and cash equivalents	$ 9,765,574
Restricted cash	8,376,345
Short-term investments	7,775,682
Notes receivable	107,662
Accounts receivable, net	22,522,334
Accounts receivable - related party	95,549
Prepayments	1,604,496
Prepayments - related party	313,678
Inventories	1,831,796
Deferred contract costs	9,555,837
Due from related parties	89,578
Prepaid expenses and other current assets, net	2,467,269
Total current assets	64,505,800
Property and equipment, net	529,988
Intangible assets, net	3,345,419
Operating lease right of use assets	753,686
Deferred tax assets	2,193,792
Long-term investments	25,012,046
Goodwill	1,144,824
Other non-current assets	366,441
Total non-current assets	33,346,196
Total Assets	97,851,996
Current liabilities
Short-term borrowing	149,296
Accounts and notes payable	21,898,915
Advance from customers	5,905,599
Advance from customers - related parties	268,905
Income tax payable	3,716
Deferred revenue	1,001,372
Deferred revenue - related party	63,911
Due to related parties	1,492,961
Operating lease liabilities, current	328,066
Accrued expenses and other liabilities	4,473,825
Total current liabilities	35,586,566
Deferred tax liabilities	209,612
Operating lease liabilities, noncurrent	354,051
Total Liabilities	36,150,229
Revenues	68,600,378
Cost of revenues	(50,047,764)
Total operating expenses	(35,067,782)
Net loss	(12,271,120)
Net cash used in operating activities	(15,304,581)
Net cash used in investing activities	(27,372,316)
Net cash used in financing activities	(10,014,503)
BaiJiaYun VIE and its subsidiaries | Asset Pledged as Collateral
Current assets
Total Assets	$ 0
BaiJiaYun [Member] | BaiJiaYun VIE and its subsidiaries
Current liabilities
Equity method ownership percentage		100.00%	100.00%	100.00%
Percentage of revenue from equity method investment.		100.00%	100.00%